OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure Text Block Supplement [Abstract]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table presents information related to stock options at March 31, 2018:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	3,545,540	7.2	2,483,540
2.01-3.00	4,384,779	3.4	4,384,779
3.01-4.00	300,000	7.0	300,000
	8,230,319	5.2	7,168,319

The following table presents information related to stock options at December 31, 2017:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	3,825,540	6.8	$2,662,707
2.01-3.00	4,384,779	3.7	4,384,779
3.01-4.00	300,000	7.3	300,000
	8,510,319	5.2	7,347,486

Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the stock option activity and related information for the 2012 Plan for the three months ended March 31, 2018 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2017	8,510,319	$2.11	5.2	$27,045
Grants	50,000	$1.42	10.0	$-
Exercised	-
Canceled	(330,000)	1.66
Outstanding at March 31, 2018	8,230,319	$2.12	5.2	$158,930
Exercisable at March 31, 2018	7,168,319	$2.20	4.7	$104,305

A summary of the stock option activity and related information for the 2012 Plan for the years ended December 31, 2017 and 2016 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2016	7,780,190	$2.30	6.4	$-
Grants	905,000	1.71	10.0	$-
Exercised	-		-	-
Canceled	(440,000)	2.24		-
Outstanding at December 31, 2016	8,245,190	$2.24	5.7	$-
Grants	1,680,898	1.50	10.0	$-
Exercised	-
Canceled	(1,415,769)	$2.17
Outstanding at December 31, 2017	8,510,319	$2.11	5.2	$27,045
Exercisable at December 31, 2017	7,347,486	$2.19	4.8	$25,394

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following assumptions were used in determining the fair value of employee options for the three months ended March 31, 2018:

Risk-free interest rate	2.65%
Dividend yield	0%
Stock price volatility	94.10%
Expected life	5 years
Weighted average grant date fair value	$1.01

The following assumptions were used in determining the fair value of employee and vesting non-employee options during the year ended December 31, 2016:

Risk-free interest rate	1.08% - 2.04%
Dividend yield	0%
Stock price volatility	109.3% to 122.82%
Expected life	5 – 10 years
Weighted average grant date fair value	$1.47

Risk-free interest rate	2.01% - 2.34%
Dividend yield	0%
Stock price volatility	95.72% to 107.17%
Expected life	5 – 10 years
Weighted average grant date fair value	$1.17

Nonvested Restricted Stock Shares Activity [Table Text Block]
The following table summarizes the restricted stock activity for the two years ended December 31, 2017:

Restricted shares issued as of January 1, 2016	175,000
Granted	180,000
Vested	(220,000)
Total restricted shares issued as of December 31, 2016	135,000
Granted	-
Vested	(135,000)
Vested restricted shares as of December 31, 2017	-
Unvested restricted shares as of December 31, 2017	-

Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block]
The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at March 31, 2018:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	7,615,982	February 2018 to May 2021
$1.75	500,000	August 2021
$1.84	35,076	January 2020
$1.95	1,689,026	October 2018 to September 2019
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	12,237,628

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at December 31, 2017:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	8,667,440	February 2018 to May 2021
$1.84	35,076	January 2020
$1.95	1,689,026	October 2018 to September 2019
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	12,789,086

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of the warrant activity for the three months ended March 31, 2018 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2017	12,789,086	$1.82	1.7	$551,636
Grants	700,000	$1.68	3.0	-
Exercised	-
Expired	(1,251,458)	$1.50	-	-
Outstanding at March 31, 2018	12,237,628	$1.85	1.7	$1,134,548

Vested and expected to vest at March 31, 2018	12,237,628	$1.85	1.7	$1,134,548
Exercisable at March 31, 2018	12,237,628	$1.85	1.7	$1,134,548

A summary of the warrant activity for the years ended December 31, 2017 and 2016 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2016	7,078,685	$2.02	3.0	497,933
Grants	2,049,504	$1.74	2.5	-
Exercised	-		$-	-
Canceled	-		$-	-
Outstanding at December 31, 2016	9,128,189	$1.96	2.1	$494,099
Grants	4,479,974	1.50	3.0	-
Exercised	-
Canceled	(819,077)	$1.50
Outstanding at December 31, 2017	12,789,086	$1.82	1.7	$551,636

Vested and expected to vest at December 31, 2017	12,789,086	$1.82	1.7	$551,636
Exercisable at December 31, 2017	12,789,086	$1.82	1.7	$551,636